Basic and Diluted Weighted Average Share Amounts (Detail)	12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012
Weighted Average Number of Shares Outstanding [Line Items]
Weighted-average shares outstanding-basic	79,427,661	66,139,402
Potential dilutive effect of shares to be issued to settle the debentures	14,595,564	17,994,859
Weighted-average shares outstanding-diluted	94,023,225	84,134,261